Other assets (Details Narrative) - MiX Telematics Limited [Member] $ in Millions	12 Months Ended
	Mar. 31, 2024 USD ($)	Mar. 31, 2023 USD ($)
BIG and HSW [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Carrying amount of loans to external parties		$ 0.5
BIG [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Carrying amount of loans to external parties	$ 0.5
Receivable with imputed interest	9.65%
Fair value of loans to external parties		$ 0.5
BIG [Member] | Measurement Input, Discount Rate [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Discount rate	11.25